advance billings and customer deposits (Tables)	6 Months Ended
Jun. 30, 2019
advance billings and customer deposits
Disclosure of advance billings and customer accounts

	June 30,	December 31,
As at (millions)	2019	2018
Advance billings	$550	$538
Deferred customer activation and connection fees	9	10
Customer deposits	13	13
Contract liabilities	572	561
Other	93	95
	$665	$656

Schedule of changes in contract liabilities

		Three months		Six months
Periods ended June 30 (millions)	Note	2019	2018	2019	2018
Balance, beginning of period		$814	$788	$811	$780
Revenue deferred in previous period and recognized in current period		(642)	(637)	(647)	(689)
Net additions arising from operations		638	628	641	686
Additions arising from business acquisitions	18(b)	1	1	6	3
Balance, end of period		$811	$780	$811	$780
Current				$732	$691
Non-current	27
Deferred revenues				65	72
Deferred customer activation and connection fees				14	17
				$811	$780
Reconciliation of contract liabilities presented in the consolidated statements of financial position – current
Gross contract liabilities				$732	$691
Reclassification to contract assets for contracts with contract liabilities less than contract assets				(155)	(142)
Reclassification from contract assets for contracts with contract assets less than contract liabilities				(5)	(5)
				$572	$544